Investment Securities (Schedule Of Investment Securities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013
Investment Holdings [Line Items]
Debt securities available-for-sale	$ 1,846.9		$ 1,487.8
Equity securities available-for-sale	14.3		13.7
Debt securities held-to-maturity	304.7	[1]	1,042.3	[1]
Non-marketable equity investments	89.1	[2]	86.9	[2]
Total investment securities	2,255.0		2,630.7
Limited Partnerships [Member]
Investment Holdings [Line Items]
Non-marketable equity investments	$ 25.2		$ 23.6

[1]	Recorded at amortized cost less impairment on securities that have credit-related impairment.
[2]	Non-marketable equity investments include $25.2 million and $23.6 million in limited partnerships at March 31, 2014 and December 31, 2013, respectively, accounted for under the equity method. The remaining investments are carried at cost and include qualified Community Reinvestment Act (“CRA”) investments, equity fund holdings and shares issued by customers during loan work out situations or as part of an original loan investment.